FINANCIAL RISK MANAGEMENT (Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	$ 186,534	$ 210,124	$ 241,087
2026
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	48,503	46,458
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	42,769	$ 46,471
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents and other current and non-current investments less borrowings	712,300
Liquidity risk | 2026
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	604,000
Interest to be accrued	199,000
Trade payables and other liabilities	2,041,000
Lease liabilities	49,000
Total	2,893,000
Liquidity risk | 2027
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	297,000
Interest to be accrued	179,000
Trade payables and other liabilities	27,000
Lease liabilities	38,000
Total	540,000
Liquidity risk | 2028
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	220,000
Interest to be accrued	166,000
Trade payables and other liabilities	29,000
Lease liabilities	35,000
Total	450,000
Liquidity risk | 2029
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	538,000
Interest to be accrued	126,000
Trade payables and other liabilities	17,000
Lease liabilities	12,000
Total	693,000
Liquidity risk | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	760,000
Interest to be accrued	124,000
Trade payables and other liabilities	108,000
Lease liabilities	53,000
Total	$ 1,046,000